Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Profit before Income Tax Reconciles to EBITDA
EBITDA is reconciled to operating income (loss) before income taxes as follows:

	2018	2019	2020
Net profit (loss)	57,415	(838,642)	(190,344)
Financial income and expenses	209,232	178,787	117,523
Income tax	110,993	303,371	58,444
Depreciation and amortization	206,520	219,817	197,125

Initial EBITDA	584,160	(136,667)	182,748
Extraordinary adjustments to EBITDA
Impairment of investments	—	261,924	—
Impairment of accounts receivables	—	332,862	102,148
Impairment of goodwill	—	33,089	—
Provisions: civil compensation and legal claims	73,499	127,147	89,084
Provisions for labor claims	—	—	7,434
Impairment recovery	—	(40,094)	—

Adjusted EBITDA	657,659	578,261	381,414

Disclosure of Detailed Information About EBITDA for Each Segment
EBITDA for each segment is as follows:

	2018	2019	2020
Engineering and construction	44,003	51,147	55,766
Infrastructure	409,626	403,554	290,335
Real estate	240,991	56,821	32,555
Parent company operations	49,671	(417,954)	(93,931)
Intercompany eliminations	(86,632)	484,693	96,689

EBITDA	657,658	578,261	381,414

Summary of Breakdown by Operating Segments
Backlog refers to the expected future revenue undersigned contracts and legally binding letters of intent. The breakdown by operating segments as of December 31, 2020, and the dates in which they are estimated to be realized is shown in the following table:

		Annual Backlog
	2020	2021	2022	2023+
Engineering and Construction	3,091,072	2,588,137	502,935	—
Infrastructure	1,784,582	601,020	597,520	586,042
Real estate	218,598	194,654	23,944	—
Parent company operations	166,324	97,808	45,702	22,814
Intercompany eliminations	(440,152)	(145,950)	(146,968)	(147,235)

	4,820,424	3,335,670	1,023,134	461,621

Disclosure of Detailed Information About Operating Segments Financial Position and Profit (Loss)
The following table shows the Corporation’s financial statements by operating segments:
Operating segments financial position
Segment reporting

		Infrastructure
As of December 31, 2019	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated
Assets.-
Cash and cash equivalent	372,991	53,118	123,020	300,896	6,388	60,718	33,570	—	950,701
Trade accounts receivables, net	531,591	63,402	44,513	97,059	1,168	83,019	93,452	—	914,204
Work in progress, net	49,457	—	—	—	—	—	—	—	49,457
Accounts receivable from related parties	202,181	369	43,852	1,853	—	1,144	99,794	(312,535)	36,658
Other accounts receivable	327,977	30,853	30,228	18,548	109	9,509	37,248	2	454,474
Inventories, net	57,093	32,366	7,109	30,594	—	437,012	2,828	(11,601)	555,401
Prepaid expenses	6,812	1,271	2,779	231	133	—	5,252	—	16,478

	1,548,102	181,379	251,501	449,181	7,798	591,402	272,144	(324,134)	2,977,373
Non-current assets classified as held for sale	2,398	—	—	—	—	—	—	—	2,398

Total current assets	1,550,500	181,379	251,501	449,181	7,798	591,402	272,144	(324,134)	2,979,771

Long-term trade accounts receivable, net	97,256	—	36,273	619,086	—	587	26,407	—	779,609
Long-term work in progress, net	—	—	23,117	—	—	—	—	—	23,117
Long-term accounts receivable from related parties	318,748	—	836	—	10,475	—	552,687	(308,023)	574,723
Prepaid expenses	—	887	24,462	2,307	788	—	—	(510)	27,934
Other long-term accounts receivable	86,097	63,649	5,156	—	7,346	50,449	60,735	—	273,432
Investments in associates and joint ventures	109,839	8,006	—	—	—	6,062	1,495,422	(1,582,294)	37,035
Investment property	1,450	—	—	—	—	26,876	—	—	28,326
Property, plant and equipment, net	186,589	184,819	11,106	841	153	11,742	69,899	(1,159)	463,990
Intangible assets, net	136,547	244,901	443,420	794	—	1,029	20,402	7,134	854,227
Right-of-use assets, net	5,638	24,038	3,860	5	7	5,048	67,300	(15,315)	90,581
Deferred income tax asset	176,740	4,741	13,054	—	720	19,736	51,552	5,176	271,719

Total non-current assets	1,118,904	531,041	561,284	623,033	19,489	121,529	2,344,404	(1,894,991)	3,424,693

Total assets	2,669,404	712,420	812,785	1,072,214	27,287	712,931	2,616,548	(2,219,125)	6,404,464

Liabilities.-
Borrowings	180,535	42,760	2,383	5	6	116,231	148,648	(9,039)	481,529
Bonds	—	—	28,995	15,742	—	—	—	—	44,737
Trade accounts payable	932,142	67,444	34,762	28,508	132	39,645	56,442	—	1,159,075
Accounts payable to related parties	206,907	2,233	35,554	21,024	—	23,437	58,951	(309,190)	38,916
Current income tax	18,451	961	3,710	23,887	—	704	3,456	—	51,169
Other accounts payable	441,271	16,721	53,987	4,713	835	83,345	68,802	—	669,674
Provisions	6,031	18,459	6,183	—	—	230	82,580	—	113,483

Total current liabilities	1,785,337	148,578	165,574	93,879	973	263,592	418,879	(318,229)	2,558,583

Borrowings	32,620	116,218	2,070	—	—	11,010	254,931	(7,783)	409,066
Long-term bonds	—	—	276,550	602,755	—	—	—	—	879,305
Long-term trade accounts payable	—	—	—	—	—	—	34,814	—	34,814
Other long-term accounts payable	222,887	—	15,989	2,176	2,106	26,841	26,291	—	296,290
Long-term accounts payable to related parties	120,255	—	836	22,583	23,784	—	165,286	(310,161)	22,583
Provisions	80,125	40,268	24,691	1,394	—	—	68,474	—	214,952
Derivative financial instruments	—	52	—	—	—	—	—	—	52
Deferred income tax liability	31,037	36,476	5,806	39,172	—	—	243	—	112,734

Total non-current liabilities	486,924	193,014	325,942	668,080	25,890	37,851	550,039	(317,944)	1,969,796

Total liabilities	2,272,261	341,592	491,516	761,959	26,863	301,443	968,918	(636,173)	4,528,379

Equity attributable to controlling interest in the Company	330,992	346,415	258,223	232,692	424	137,542	1,644,707	(1,473,185)	1,477,810
Non-controlling interest	66,151	24,413	63,046	77,563	—	273,946	2,923	(109,767)	398,275

Total liabilities and equity	2,669,404	712,420	812,785	1,072,214	27,287	712,931	2,616,548	(2,219,125)	6,404,464

Operating segments financial position Segment reporting
		Infrastructure
As of December 31, 2020	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated
Assets.-
Cash and cash equivalent	382,850	60,165	117,893	207,975	7,408	73,531	50,346	—	900,168
Trade accounts receivables, net	425,939	37,614	25,014	111,602	565	38,043	64,390	—	703,167
Work in progress, net	186,433	—	—	—	—	—	—	—	186,433
Accounts receivable from related parties	107,495	35	31,868	2,624	30	1,342	102,103	(218,159)	27,338
Other accounts receivable	323,084	27,900	23,631	13,220	197	10,446	35,051	2	433,531
Inventories, net	58,653	36,016	8,496	31,861	—	418,341	360	(1,727)	552,000
Prepaid expenses	7,798	1,964	6,485	328	116	—	6,281	—	22,972

Total current assets	1,492,252	163,694	213,387	367,610	8,316	541,703	258,531	(219,884)	2,825,609

Long-term trade accounts receivable, net	53,036	—	15,740	632,214	—	2,181	27,495	—	730,666
Long-term accounts receivable from related parties	315,393	—	14,508	—	11,103	—	611,498	(332,431)	620,071
Prepaid expenses	—	981	19,009	2,048	736	—	—	(510)	22,264
Other long-term accounts receivable	134,719	70,694	531	—	7,346	54,237	60,696	—	328,223
Investments in associates and joint ventures	109,870	8,080	—	—	—	6,095	1,322,865	(1,411,394)	35,516
Investment property	1,467	—	—	—	—	24,606	44,521	(44,521)	26,073
Property, plant and equipment, net	169,091	166,382	9,186	794	146	9,592	16,718	33,560	405,469
Intangible assets, net	143,575	250,327	371,437	681	—	872	19,017	6,081	791,990
Right-of-use assets, net	8,179	9,872	4,626	99	—	3,936	51,401	(13,595)	64,518
Deferred income tax asset	174,269	4,717	5,037	—	779	18,704	53,536	5,123	262,165

Total non-current assets	1,109,599	511,053	440,074	635,836	20,110	120,223	2,207,747	(1,757,687)	3,286,955

Total assets	2,601,851	674,747	653,461	1,003,446	28,426	661,926	2,466,278	(1,977,571)	6,112,564

Liabilities.-
Borrowings	230,682	32,550	2,405	42	—	95,709	102,469	(10,973)	452,884
Bonds	4,546	—	32,819	21,081	—	—	—	—	58,446
Trade accounts payable	861,833	51,225	51,221	32,637	61	42,565	57,625	—	1,097,167
Accounts payable to related parties	185,104	1,083	17,738	21,531	—	19,074	15,708	(216,420)	43,818
Current income tax	26,922	1,351	1,638	3,606	166	—	811	—	34,494
Other accounts payable	525,195	12,905	35,997	6,719	766	91,976	40,252	4,596	718,406
Provisions	8,876	18,943	1,659	—	—	492	62,787	—	92,757

Total current liabilities	1,843,158	118,057	143,477	85,616	993	249,816	279,652	(222,797)	2,497,972

Borrowings	25,273	103,154	2,291	59	—	11,021	328,753	(25,115)	445,436
Long-term bonds	22,911	—	248,029	603,373	—	—	—	—	874,313
Long-term trade accounts payable	—	—	—	—	—	—	40,502	—	40,502
Other long-term accounts payable	140,605	—	11,623	231	2,762	23,357	4,654	—	183,232
Long-term accounts payable to related parties	104,432	—	836	36,297	24,207	—	186,886	(316,361)	36,297
Provisions	122,503	37,599	26,034	1,925	—	—	148,548	—	336,609
Deferred income tax liability	25,576	36,793	1,518	39,020	—	—	—	—	102,907

Total non-current liabilities	441,300	177,546	290,331	680,905	26,969	34,378	709,343	(341,476)	2,019,296

Total liabilities	2,284,458	295,603	433,808	766,521	27,962	284,194	988,995	(564,273)	4,517,268

Equity attributable to controlling interest in the Company	261,501	354,982	161,710	177,694	464	138,933	1,474,398	(1,302,076)	1,267,606
Non-controlling interest	55,892	24,162	57,943	59,231	—	238,799	2,885	(111,222)	327,690

Total liabilities and equity	2,601,851	674,747	653,461	1,003,446	28,426	661,926	2,466,278	(1,977,571)	6,112,564

Operating segment performance
Segment Reporting

		Infrastructure
For the year ended December 31, 2018	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated
Revenue	1,960,863	560,506	733,148	586,329	3,270	630,130	367,600	(639,448)	4,202,398
Gross profit (loss)	62,095	120,360	107,092	122,567	592	287,959	29,251	(15,946)	713,970
Administrative expenses	(136,066)	(20,898)	(35,626)	(12,007)	(296)	(50,730)	(95,653)	40,113	(311,163)
Other income and expenses, net	(13,508)	1,243	(11)	31	—	(1,971)	(52,298)	660	(65,854)
Loss from the sale of investments	(7)	—	—	—	—	—	—	—	(7)

Operating (loss) profit	(87,486)	100,705	71,455	110,591	296	235,258	(118,700)	24,827	336,946
Financial expenses	(82,861)	(15,631)	(26,691)	(20,604)	6	(11,859)	(127,863)	24,735	(260,768)
Financial income	15,122	4,593	2,560	35,147	554	3,556	32,363	(42,359)	51,536
Dividends	—	—	—	—	—	—	8,344	(8,344)	—
Share of profit or loss in associates and joint ventures	11,366	1,608	—	—	—	(10)	84,138	(100,811)	(3,709)

(Loss) profit before income tax	(143,859)	91,275	47,324	125,134	856	226,945	(121,718)	(101,952)	124,005
Income tax	14,361	(26,275)	(15,737)	(38,017)	(517)	(69,166)	25,192	(834)	(110,993)

(Loss) profit from continuing operations	(129,498)	65,000	31,587	87,117	339	157,779	(96,526)	(102,786)	13,012
Profit (Loss) from discontinuing operations	44,096	—	—	—	—	—	3,608	(3,301)	44,403

(Loss) profit for the year	(85,402)	65,000	31,587	87,117	339	157,779	(92,918)	(106,087)	57,415

(Loss) profit from attributable to:
Owners of the Company	(86,857)	59,866	26,732	65,338	339	28,921	(85,716)	(91,811)	(83,188)
Non-controlling interest	1,455	5,134	4,855	21,779	—	128,858	(7,202)	(14,276)	140,603

	(85,402)	65,000	31,587	87,117	339	157,779	(92,918)	(106,087)	57,415

Operating segment performance
Segment Reporting

		Infrastructure
For the year ended December 31, 2019	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated
Revenue	2,797,326	552,584	633,301	397,853	3,555	264,401	342,608	(653,767)	4,337,861
Gross profit (loss)	98,362	108,291	96,164	119,464	500	70,787	6,584	(49,715)	450,437
Administrative expenses	(141,421)	(24,230)	(28,623)	(17,991)	(397)	(22,045)	(75,146)	61,201	(248,652)
Other income and expenses, net	9,937	606	(47,998)	(2,661)	12	20,020	(318,489)	(921)	(339,494)

Operating (loss) profit	(33,122)	84,667	19,543	98,812	115	68,762	(387,051)	10,565	(137,709)
Financial expenses	(74,171)	(13,266)	(27,297)	(10,948)	(12)	(42,320)	(123,339)	38,219	(253,134)
Financial income	5,644	2,033	2,245	33,214	826	3,829	74,546	(47,991)	74,346
Dividends	—	—	—	—	—	—	12,688	(12,688)	—
Share of profit or loss in associates and joint ventures	(3,558)	2,293	—	—	—	458	(711,962)	493,995	(218,774)

(Loss) profit before income tax	(105,207)	75,727	(5,509)	121,078	929	30,729	(1,135,118)	482,100	(535,271)
Income tax	(35,457)	(22,911)	(17,112)	(39,634)	(506)	(7,000)	(179,633)	(1,118)	(303,371)

(Loss) profit for the year	(140,664)	52,816	(22,621)	81,444	423	23,729	(1,314,751)	480,982	(838,642)

(Loss) profit from attributable to:
Owners of the Company	(137,109)	48,056	(28,270)	61,084	423	(4,995)	(1,304,676)	480,766	(884,721)
Non-controlling interest	(3,555)	4,760	5,649	20,360	—	28,724	(10,075)	216	46,079

	(140,664)	52,816	(22,621)	81,444	423	23,729	(1,314,751)	480,982	(838,642)

Operating segment performance
Segment Reporting

		Infrastructure
For the year ended December 31, 2020	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated
Revenue	2,092,592	369,798	466,824	345,258	3,359	182,439	240,799	(387,040)	3,314,029
Gross profit (loss)	115,995	53,251	40,858	107,918	366	40,345	8,134	(46,259)	320,608
Administrative expenses	(102,985)	(16,119)	(16,584)	(12,738)	(289)	(16,462)	(42,543)	54,811	(152,909)
Other income and expenses, net	(43,573)	(4,185)	(79,576)	72	42	1,962	(57,648)	60	(182,846)

Operating profit (loss)	(30,563)	32,947	(55,302)	95,252	119	25,845	(92,057)	8,612	(15,147)
Financial expenses	(54,173)	(17,525)	(32,376)	(9,316)	(275)	(12,647)	(59,076)	28,445	(156,943)
Financial income	8,792	2,239	4,326	1,586	897	4,584	47,506	(30,510)	39,420
Dividends	—	—	—	—	—	—	7,222	(7,222)	—
Share of profit or loss in associates and joint ventures	—	2,391	—	—	—	34	(105,888)	104,233	770

(Loss) profit before income tax	(75,944)	20,052	(83,352)	87,522	741	17,816	(202,293)	103,558	(131,900)
Income tax	(3,614)	(7,500)	(13,477)	(26,681)	(277)	(2,854)	(4,004)	(37)	(58,444)

(Loss) profit for the year	(79,558)	12,552	(96,829)	60,841	464	14,962	(206,297)	103,521	(190,344)

(Loss) profit from attributable to:
Owners of the Company	(76,580)	9,176	(88,865)	45,631	464	1,391	(206,257)	97,169	(217,871)
Non-controlling interest	(2,978)	3,376	(7,964)	15,210	—	13,571	(40)	6,352	27,527

	(79,558)	12,552	(96,829)	60,841	464	14,962	(206,297)	103,521	(190,344)

Disclosure of Geographical Areas
Segments by geographical area

	2018	2019	2020
Revenues:
- Peru	3,348,824	3,496,799	2,517,928
- Chile	528,543	599,301	642,038
- Colombia	325,031	241,761	151,876
- Mexico		—	2,187

	4,202,398	4,337,861	3,314,029

Non-current assets:
- Peru	4,009,849	3,065,132	2,933,742
- Chile	142,819	235,803	245,727
- Colombia	157,839	123,758	107,486

	4,310,507	3,424,693	3,286,955